Artisan Global Unconstrained Fund Average Annual Total Returns		12 Months Ended	45 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	9.72%
Performance Inception Date	Mar. 31, 2022
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	6.67%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.71%	6.15%
Investor | ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	4.22%
Investor | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	4.26%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	9.83%
Performance Inception Date	Mar. 31, 2022
Advisor | ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	4.22%
Advisor | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	4.26%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		11.58%	9.90%
Performance Inception Date	Mar. 31, 2022
Institutional | ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	4.22%
Institutional | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	4.26%